STOCK BASED COMPENSATION EXPENSE - Stock-based compensation expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
STOCK BASED COMPENSATION EXPENSE
Total stock-based compensation expense	$ 2,364	$ 51	$ 5,192	$ 7,401	$ 7,735	$ 1
Total unrecognized stock-based compensation cost					$ 400
Weighted average period for unrecognized stock-based compensation cost expected to be recognized					10 months 24 days
Intrinsic value of stock options exercised					$ 41
Cost of goods sold
STOCK BASED COMPENSATION EXPENSE
Total stock-based compensation expense	26		58	115	130
Research and development
STOCK BASED COMPENSATION EXPENSE
Total stock-based compensation expense	141	18	318	729	802
Sales and marketing
STOCK BASED COMPENSATION EXPENSE
Total stock-based compensation expense	773	29	1,582	2,597	2,808	$ 1
General and administrative
STOCK BASED COMPENSATION EXPENSE
Total stock-based compensation expense	$ 1,424	$ 4	$ 3,234	$ 3,960	$ 3,995